INVENTORIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INVENTORIES
Handsets and accessories	₽ 7,836	₽ 11,597
SIM cards and prepaid phone cards	784	1,165
Advertising and other materials	561	280
TV equipment for resale	350	320
Software and equipment for installation and resale	309	703
Spare parts for telecommunication equipment	155	265
Total inventory and spare parts	₽ 9,995	₽ 14,330
Expected utilization after year end of spare parts for telecommunication equipment, in months	12 months